Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
The following is a table summarizing the components the components of our accrued expenses and other current liabilities as of December 31, 2024 and 2023:

	At December 31,
In thousands of U.S. dollars	2024	2023
Accrued expenses to related party port agents	$2,152	$1,108
Scorpio Services Holding Limited (SSH)	452	1
Scorpio Ship Management S.A.M. (SSM)	298	337
Fowe Eco Solutions Ltd. (FOWE)	85	—
Scorpio MR Pool Limited	50	—
Scorpio Commercial Management S.A.M. (SCM)	15	56
Accrued expenses to related parties	3,052	1,502

Accrued short-term employee benefits	34,183	33,329
Suppliers	22,192	17,984
Deferred income	10,686	11,653
Accrued interest	3,478	8,210
	$73,591	$72,678
Deferred income represents amounts collected in advance from customers for our vessels on time charter or deferred revenue on time charter out arrangements whose payment terms differ from the pattern of revenue recognition on a straight-line basis. The terms of these agreements are described in Note 16.